Employee Stock Purchase Plan (Assumptions Used to Value Employee Stock Purchase Rights) (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Expected term (years)	6 years 11 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Volatility	57.98%	58.51%	58.50%	62.30%	76.00%
Risk-free interest rate	1.50%	1.96%	1.90%	1.90%	2.20%
Dividend yield	0.00%	0.00%
Employee Stock Purchase Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Expected term (years)	3 months
Volatility	42.00%
Risk-free interest rate	0.11%
Dividend yield	0.00%